Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Debt [Line Items]
Summary of Debt Obligations
Debt obligations consisted of the following:

	March 31, 2026	December 31, 2025
Long-term debt	$—	$397,128
Less: unamortized issuance costs	—	(5,140)

Long-term debt, net	$—	$391,988

Current portion of long-term debt	$—	$4,063
Less: unamortized issuance costs	—	(1,565)

Current portion of long-term debt, net	$—	$2,498

SOLV Energy Holdings LLC [Member]
Schedule of Debt [Line Items]
Summary of Debt Obligations
Debt obligations consisted of the following:

	December 31,
	2025	2024
Long-term debt	$397,128	$369,017
Less: unamortized issuance costs	(5,140)	(6,185)

Long-term debt, net	$391,988	$362,832

Current portion of long-term debt	$4,063	$3,737
Less: unamortized issuance costs	(1,565)	(1,258)

Current portion of long-term debt, net	$2,498	$2,479

Summary of Principal Payment of Long Term Debt
The following table presents the future principal payments required under the Amended Credit Agreement:

Year Ending December 31:
2026	$4,063
2027	4,063
2028	4,063
2029	389,002

401,191
Less: unamortized issuance costs	(6,705)

Total	$394,486

Summary of Principal Payment of Equipment Financing
The following table presents the future principal payments required by the equipment financing arrangement:

Year Ending December 31:
2026	$6,526
2027	7,279
2028	8,004
2029	5,689
2030	345

Total	$27,843